Related party transactions	12 Months Ended
Mar. 31, 2024
Related party transactions [abstract]
Related party transactions	Related party transactions
The Company enters into transactions from time to time with its principal shareholders and organizations affiliated with members of the Board of Directors by incurring expenses for business services. During the year ended March 31, 2024, the Company had transactions with related parties of $1.1m (April 2, 2023 - $1.3m, April 3, 2022 - $1.7m) from companies related to certain shareholders. Net balances owing to related parties as at March 31, 2024 were $0.2m (April 2, 2023 - $0.4m).
A lease liability due to the previous controlling shareholder of the acquired Baffin Inc. business (the "Baffin Vendor") for leased premises was $2.5m as at March 31, 2024 (April 2, 2023 - $3.1m). During the year ended March 31, 2024, the Company paid principal and interest on the lease liability, net of rent concessions, and other operating costs to entities affiliated with the Baffin Vendor totaling $1.6m (April 2, 2023 - $1.4m, April 3, 2022 - $1.4m). No amounts were owing to Baffin entities as at March 31, 2024 and April 2, 2023.
The joint venture between the Company and the Sazaby League (“Japan Joint Venture”), has lease liabilities due to the non-controlling shareholder, Sazaby League for leased premises. Lease liabilities were $1.9m as at March 31, 2024 (April 2, 2023 - $2.7m). During the year ended March 31, 2024, the Company incurred principal and interest on lease liabilities, royalty fees, and other operating costs to Sazaby League totalling $5.2m (April 2, 2023 - $5.9m, April 3, 2022 - $nil). Balances owing to Sazaby League as at March 31, 2024 were $0.3m (April 2, 2023 - $0.2m).
During the year ended March 31, 2024, the Japan Joint Venture sold inventory of $1.5m to companies wholly owned by Sazaby League (April 2, 2023 - $1.7m, April 3, 2022 - $nil). As at
March 31, 2024, the Japan Joint Venture recognized a trade receivable of $0.1m from these companies (April 2, 2023 - $0.1m).
Pursuant to the agreement entered between the Company and Sazaby League to form the Japan Joint Venture (“Joint Venture Agreement”), during the year ended April 2, 2023 the Company sold inventory of $11.9m to Sazaby League for repurchase by the Japan Joint Venture, and subsequently the Japan Joint Venture repurchased $11.9m of inventory from Sazaby League. These transactions were measured based on pricing established through the Joint Venture Agreement at market terms and were not recognized as sales transactions. There were no similar inventory transactions for the year ended March 31, 2024. The repurchase of inventory pursuant to this Joint Venture Agreement was completed during the fourth quarter ended April 2, 2023.
In connection with the business combination during the year ended March 31, 2024, the Company recognized $1.5m of remuneration costs related to the Earn-Out based on the estimated value of $7.4m for the payout. These costs have been included in other long-term liabilities on the statement of financial position, and reflects the amount owing to the PCML Vendors as at March 31, 2024.
A lease liability due to one of the PCML Vendors for leased premises was $1.2m as at March 31, 2024. During the year ended March 31, 2024, the Company paid principal and interest on the lease liability, to one of the PCML Vendors totalling less than $0.1m. No amounts were owing to one of the PCML Vendors as at March 31, 2024.
Terms and conditions of transactions with related parties
Transactions with related parties are conducted on terms pursuant to an approved agreement, or are approved by the Board of Directors.
Key management compensation
Key management consists of the Board of Directors, the Chairman and Chief Executive Officer and the executives who report directly to the Chairman and Chief Executive Officer.

	Year ended
	March 31, 2024	April 2, 2023	April 3, 2022
	$	$	$
Short term employee benefits	10.8	10.1	12.5
Long term employee benefits	0.2	0.1	0.1
Termination benefits	1.0	—	—
Share-based compensation	7.3	11.2	11.5
Compensation expense	19.3	21.4	24.1